PARENT COMPANY INFORMATION - Cash flow (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of parent company information
Net income	$ 5,668,502	$ 4,631,616	$ 5,365,454
Net cash provided by operating activities	5,901,630	10,020,718	5,634,994
Net cash used in investing activities	(6,601,941)	(7,585,410)	(3,063,527)
Net cash provided by financing activities	(1,345,950)	404,449	(895,991)
Effect of foreign currency changes on cash and cash equivalents	4,663,555	1,068,542	40,477
Cash and cash equivalents at beginning of year	34,025,535	30,117,236	28,401,283
Cash and cash equivalents at end of year	36,642,829	34,025,535	30,117,236
Parent [member]
Disclosure of parent company information
Net income	3,298,099	2,348,931	3,033,379
Adjustments to reconcile net income to net cash used by operating activities	(2,021,406)	(938,332)	(1,753,640)
Net cash provided by operating activities	1,276,693	1,410,599	1,279,739
Net cash used in investing activities	(132)	(186)	(145)
Net cash provided by financing activities	(1,232,130)	(1,331,359)	(1,267,976)
Increase in cash and cash equivalents	44,431	79,054	11,618
Effect of foreign currency changes on cash and cash equivalents			1,014
Cash and cash equivalents at beginning of year	130,353	51,299	38,667
Cash and cash equivalents at end of year	$ 174,784	$ 130,353	$ 51,299